35 Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Schedule of fair value of financial instruments
35.1	Categories and determination of fair value of financial instruments

				12.31.2020	12.31.2019	Restated
	Note	Level	Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	1	3,222,768	3,222,768	2,941,727	2,941,727
Bonds and securities (b)	6	1	751	751	2,429	2,429
Bonds and securities (b)	6	2	299,779	299,779	279,652	279,652
Accounts receivable - distribution concession (c)	10.1 and 10.2	3	1,149,934	1,149,934	1,161,203	1,161,203
Accounts receivable - generation concession (d)	10.4	3	81,202	81,202	69,182	69,182
Derivatives fair value - forward contracts (e)	12	3	23,308	23,308	-	-
Fair value in the purchase and sale of power (e)	12	3	689,531	689,531	460,635	460,635
Other temporary investments (f)		1	14,910	14,910	15,566	15,566
Other temporary investments (f)		2	7,475	7,475	12,168	12,168
			5,489,658	5,489,658	4,942,562	4,942,562
Amortized cost
Collaterals and escrow accounts (a)			197	197	147	147
Collateral and escrow deposits - STN (g)	21.1		133,521	113,477	98,433	94,671
Trade accounts receivable (a)	7		3,819,680	3,819,680	3,182,567	3,182,567
CRC Transferred to the Paraná State Government (h)	8		1,392,624	1,496,016	1,350,685	1,488,456
Sectorial financial assets (a)	9		346,930	346,930	473,989	473,989
Accounts receivable - concessions - bonus from
the grant (i)	10.3		671,204	763,070	647,984	738,483
			6,364,156	6,539,370	5,753,805	5,978,313
Total financial assets			11,853,814	12,029,028	10,696,367	10,920,875
Financial liabilities
Fair value through profit or loss
Fair value in the purchase and sale of power (e)	28	3	343,406	343,406	251,973	251,973
Derivatives fair value - forward contracts (e)	28	3	-	-	1,203	1,203
			343,406	343,406	253,176	253,176
Amortized cost
Sectorial financial liabilities (a)	9		188,709	188,709	102,284	102,284
Ordinary financing of taxes with the federal tax authorities (g)	13.2		-	-	18,063	18,001
Special Tax Regularization Program - Pert (g)	13.2		459,303	377,375	497,207	439,519
PIS and Cofins to be refunded to consumers (a)	13.2.1		3,927,823	3,927,823	-	-
Accounts payable to suppliers (a)	20		2,436,452	2,436,452	1,873,193	1,873,193
Loans and financing (g)	21		3,214,249	2,956,696	3,168,710	3,110,104
Debentures (j)	22		6,837,819	6,837,819	8,540,366	8,540,366
Accounts payable related to concession (k)	26		731,864	811,329	612,587	690,326
			17,796,219	17,536,203	14,812,410	14,773,793
Total financial liabilities			18,139,625	17,879,609	15,065,586	15,026,969

Schedule of credit risk

Credit risk is the risk of the Company incurring losses due to a customer or counterparty in a financial instrument, resulting from failure in complying with their contractual obligations.

Exposure to credit risk	12.31.2020	12.31.2019 Restated
Cash and cash equivalents (a)	3,222,768	2,941,727
Bonds and securities (a)	300,530	282,081
Pledges and restricted deposits linked (a)	133,718	98,580
Trade accounts receivable (b)	3,819,680	3,182,567
CRC Transferred to the Paraná State Government (c)	1,392,624	1,350,685
Sectorial financial assets (d)	346,930	473,989
Accounts receivable - distribution concession (e)	1,149,934	1,161,203
Accounts receivable - concessions - Bonus from the grant (f)	671,204	647,984
Accounts receivable - generation concessions (g)	81,202	69,182
Other temporary investments (h)	22,385	27,734
	11,140,975	10,235,732
a)	The Company manages the credit risk of its assets in accordance with the Management’s policy of investing virtually all of its funds in federal banking institutions. As a result of legal and/or regulatory requirements, in exceptional circumstances the Company may invest funds in prime private banks.
b)	The risk arises from the possibility that the Company might incur losses resulting from difficulties to receive its billings to customers. This risk is directly related to internal and external factors to Copel. To mitigate this type of risk, the Company manages its accounts receivable, detecting the classes of consumers most likely to default, implementing specific collection policies and suspending the supply and/or recording of energy and the provision of service, as established in contract and regulatory standards.
c)	Management believes this credit risk is low because repayments are secured by resources from dividends.
d)	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, corresponding to the costs not recovered through the tariff.
e)	Management considers the risk of this credit to be reduced, since the agreements signed guarantee the unconditional right to receive cash at the end of the concession to be paid by the Concession Grantor, referring to investments in infrastructure not recovered through the tariff.
f)	Management considers the risk of such credit to be low, as the contract for the sale of energy by quotas guarantees the receipt of an Annual Generation Revenue - RAG, which includes the annual amortization of this amount during the concession term.
g)	For the generation concession assets, ANEEL published Normative Resolution 596/2013, which deals with the definition of criteria for calculating the New replacement value (Valor novo de reposição – VNR), for the purposes of indemnification. Management's expectation of indemnification for these assets supports recoverability of the balances recorded.
h)	This risk arises from the possibility that the Company might incur losses resulting from the volatility on the stock market. This type of risk involves external factors and has been managed through periodic assessment of the variations occurred in the market.

Schedule of liquidity risk

As from 2024, 2023 indicators are repeated on an unaltered basis throughout the forecast period.

		Less than	1 to 3	3 months	1 to 5	Over
	Interest (a)	1 month	months	to 1 year	years	5 years	Total
12.31.2020
Loans and financing	Note 21	29,274	197,056	669,153	1,570,564	1,868,504	4,334,551
Debentures	Note 22	335,121	47,686	1,723,107	4,953,679	1,020,581	8,080,174
Accounts payable related	Rate of return +
to concession	IGP-M and IPCA	7,220	14,444	68,504	429,573	1,570,984	2,090,725
Accounts payable to suppliers	-	2,034,872	309,329	26,248	66,003	-	2,436,452
PIS and Cofins to be refunded
to consumers	-	-	-	121,838	3,805,985	-	3,927,823
Special Tax Regularization Program - Pert	Selic	4,220	8,456	38,426	225,206	270,982	547,290
Sectorial financial liabilities	Selic	15,752	31,585	143,906	-	-	191,243
		2,426,459	608,556	2,791,182	11,051,010	4,731,051	21,608,258
(a) Effective interest rate - weighted average.

Schedule of sensitivity analysis of foreign currency risk

Additionally, the Company continues to monitor scenarios 1 and 2, which consider a deterioration of 25% and 50%, respectively, in the main risk factor of the financial instrument in relation to the level used in the probable scenario, as a result of extraordinary events that may affect the economic scenario.

.		Baseline	Projected scenarios - Dec.2020
Foreign exchange risk	Risk	12.31.2020	Probable	Scenario 1	Scenario 2
.
Financial assets
Collaterals and escrow accounts - STN	USD depreciation	133,521	(1,200)	(34,280)	(67,360)
.		133,521	(1,200)	(34,280)	(67,360)
Financial liabilities
Loans and financing - STN	USD appreciation	(140,337)	1,261	(33,508)	(68,277)
Suppliers
Eletrobras (Itaipu)	USD appreciation	(288,640)	2,594	(68,918)	(140,429)
Acquisition of gas	USD appreciation	(38,574)	347	(9,210)	(18,767)

		(467,551)	4,202	(111,636)	(227,473)

Schedule of gains (losses) on operations with derivative financial instruments

Additionally, the Company continues to monitor scenarios 1 and 2, which consider the 25% and 50% rise or fall in future quotes applied on the probable scenario, as a result of extraordinary events that may affect the economic scenario.

	Exchange	Baseline	Projected scenarios
	rate variation	12.31.2020	Probable	Scenario 1	Scenario 2

Gains (losses) on operations with derivative financial instruments	Increase	23,308	29,230	56,504	83,186

	Decrease	23,308	29,230	3,140	(23,541)

Schedule of sensitivity analysis of interest rate and monetary variation risk

Additionally, the Company continues to monitor scenarios 1 and 2, which consider a deterioration of 25% and 50%, respectively, in the main risk factor of the financial instrument in relation to the level used in the probable scenario, as a result of extraordinary events that may affect the economic scenario.

.		Baseline	Projected scenarios - Dec.2020
Interest rate risk and monetary variation	Risk	12.31.2020	Probable	Scenario 1	Scenario 2
Financial assets
Bonds and securities	Low CDI/SELIC	300,530	12,023	9,014	6,011
Collaterals and escrow accounts	Low CDI/SELIC	197	8	6	4
CRC Transferred to the Paraná State Government	Low IGP-DI	1,392,624	95,395	71,546	47,697
Sectorial financial assets	Low Selic	346,930	13,877	10,408	6,939
Accounts receivable - concessions	Low IPCA	1,821,138	72,481	54,361	36,241
Accounts receivable - generation concessions	Undefined (a)	81,202	-	-	-
		3,942,621	193,784	145,335	96,892
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(640,177)	(25,607)	(32,009)	(38,411)
BNDES	High TJLP	(2,027,581)	(100,974)	(126,217)	(151,460)
BNDES	High IPCA	(273,379)	(10,880)	(13,601)	(16,321)
Banco do Brasil - BNDES Transfer	High TJLP	(83,936)	(4,180)	(5,225)	(6,270)
Caixa Econômica Federal	High TJLP	(165)	(8)	(10)	(12)
Other	No risk	(48,674)	-	-	-
Debentures	High CDI/SELIC	(5,174,803)	(206,992)	(258,740)	(310,488)
Debentures	High IPCA	(1,550,339)	(61,703)	(77,129)	(92,555)
Debentures	High TJLP	(112,677)	(5,611)	(7,014)	(8,417)
Sectorial financial liabilities	High Selic	(188,709)	(7,548)	(9,435)	(11,323)
Special Tax Regularization Program - Pert	High Selic	(459,303)	(18,372)	(22,965)	(27,558)
Accounts payable related to concession	High IGP-M	(678,436)	(60,924)	(76,154)	(91,385)
Accounts payable related to concession	High IPCA	(53,428)	(2,126)	(2,658)	(3,190)
.		(11,291,607)	(504,925)	(631,157)	(757,390)
(a) Risk assessment still requires ruling by the Granting Authority.

Schedule of indicators and penalties

Indicators and penalties

Year	Indicator	Criteria	Penalties
Until 2020	Economic - financial efficiency and quality	2 consecutive years or at the	Concession termination
end of the 5-year period (2020)
	Quality Indicators	2 consecutive years or	Limitation of dividend and interest on equity distribution
3 times in 5 years
	Economic - financial efficiency	in the base year	Capital Increase (a)
Limitation of dividend and interest on equity distribution
Restrictive regime for contracts with related parties
From the 6th year of (2021)	Economic - financial efficiency	2 consecutive years	Concession termination
	Quality Indicators	3 consecutive years
(a) Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.

Schedule of targets set

Targets defined for Copel Distribuição in the first five years after extension of the concession agreement

			Quality - limits (a)		Quality (Performed)
Year	Economic and Financial Management	Realized	DECi (b)	FECi (b)	DECi	FECi
2016			13.61	9.24	10.80	7.14
2017	EBITDA ≥ 0 (c)	661,391	12.54	8.74	10.41	6.79
2018	EBITDA (-) QRR ≥ 0 (d)	550,675	11.23	8.24	10,29	6,20
2019	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (0.8 * SELIC) (e)	822,386	10.12	7.74	9,10	6,00
2020	{Net Debt / [EBITDA (-) QRR]} ≤ 1 / (1.11 * SELIC) (e)		9.83	7.24	7.81	5.55
(a) According to Aneel’s Technical Note No. 0335/2015.
(b) DECi - Equivalent Time of Interruption Caused by Internal Source per Consumer Unit; and FECi - Equivalent Frequency of Interruption Caused by Internal Source per Consumer Unit.
(c) Regulatory EBTIDA adjusted for non-recurring events (Voluntary retirement program, post-employment benefit, provisions and reversals) according to sub-clause six, of the Fifth Amendment to the Concession Agreement.
(d) QRR: Regulatory Reintegration Quota or Regulatory Depreciation Expense. This is the value defined in the most recent Periodical Tariff Review (RTP), plus General Market Price Index (IGPM) variation between the month preceding the RTP and the month preceding the twelve-month period of the economic and financial sustainability measurement.
(e) Selic: limited to 12.87% p.y.

Schedule of deadline for manifestation

The balances referring to these outstanding transactions as of December 31, 2020 are shown below.

	Assets	Liabilities	Net
Current	51,359	(35,298)	16,061
Noncurrent	638,172	(308,108)	330,064
	689,531	(343,406)	346,125

Schedule of sensitivity analysis on the power purchase and sale transactions in the active market

Additionally, the Company continues to monitor scenarios 1 and 2, which consider the 25% and 50% rise or fall applied to future prices considered in the probable scenario, as a result of extraordinary events that may affect the economic scenario.

	Price	Baseline	Projected scenarios
	variation	12.31.2020	Probable	Scenario 1	Scenario 2
Unrealized gains (losses) on purchase and sale of energy	Increase	346,125	332,741	356,496	380,117
	Decrease	346,125	332,741	309,255	285,635

Schedule of capital monitored by index

As of December 31, 2020, the ratio attained is shown below:

	12.31.2020	12.31.2019
Loans and financing	3,188,531	3,142,383
Debentures	6,757,481	8,429,710
(-) Cash and cash equivalents	(3,222,768)	(2,941,727)
(-) Bonds and securities (current)	(1,465)	(3,112)
(-) Bonds and securities (noncurrent) - debt contract guarantees	(175,901)	(121,617)
(-) Collaterals and escrow accounts STN	(133,521)	(98,433)
Adjusted net debt	6,412,357	8,407,204
Net income	3,834,172	2,062,869
Equity in earnings of investees	(193,547)	(106,757)
Deferred IRPJ and CSLL	24,896	205,771
Provision for IRPJ and CSLL	1,260,469	433,555
Financial expenses (income), net	(866,271)	488,486
Depreciation and amortization	1,009,913	1,093,836
Adjusted ebitda	5,069,632	4,177,760
Adjusted net debt/Adjusted ebitda	1.26	2.01

Schedule of debt to equity ratio
35.3.1	The debt to equity ratio is shown below:

Indebtedness	12.31.2020	12.31.2019
Loans and financing	3,214,249	3,168,710
Debentures	6,837,819	8,540,366
(-) Cash and cash equivalents	3,222,768	2,941,727
(-) Bonds and securities	300,530	282,081
Net debt	6,528,770	8,485,268
Equity	20,250,518	17,598,212
Debit to equity ratio	0.32	0.48